Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		¥ 60,071		¥ 72,326		¥ 84,796
Provision (Reversal)		22,667		11,717		11,631
Charge-offs		(22,756)		(18,685)		(27,711)
Recoveries		934		1,181		1,918
Other		(1,689)	[1]	(6,468)	[2]	1,692	[3]
Ending balance		59,227		60,071		72,326
Allowance for credit losses, Individually Evaluated for Impairment		20,068		22,533		34,379
Allowance for credit losses, Not Individually Evaluated for Impairment		39,159		37,538		37,947
Financing receivables, Ending balance		3,997,182		3,760,502		3,678,895
Financing receivables, individually evaluated for impairment		59,025		73,593		101,034
Financing receivables, Not individually evaluated for impairment		3,938,157		3,686,909		3,577,861
Consumer borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		13,267		12,585		13,473
Provision (Reversal)		17,844		7,367		5,456
Charge-offs		(13,363)		(7,572)		(7,189)
Recoveries		469		543		835
Other		382	[1]	344	[2]	10	[3]
Ending balance		18,599		13,267		12,585
Allowance for credit losses, Individually Evaluated for Impairment		2,927		2,770		2,606
Allowance for credit losses, Not Individually Evaluated for Impairment		15,672		10,497		9,979
Financing receivables, Ending balance		1,616,009		1,461,982		1,330,353
Financing receivables, individually evaluated for impairment		16,667		14,101		11,993
Financing receivables, Not individually evaluated for impairment		1,599,342		1,447,881		1,318,360
Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Individually Evaluated for Impairment		12,679		13,875
Financing receivables, Ending balance		1,152,354		1,077,860
Financing receivables, individually evaluated for impairment		34,915		48,479
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[4]	8,233		10,717		14,148
Provision (Reversal)	[4]	(1,247)		(1,308)		(690)
Charge-offs	[4]	(841)		(1,236)		(3,390)
Recoveries	[4]	232		232		432
Other	[4],[5]	(316)	[1]	(172)	[2]	217	[3]
Ending balance	[4]	6,061		8,233		10,717
Allowance for credit losses, Individually Evaluated for Impairment	[4]	4,462		5,888		8,481
Allowance for credit losses, Not Individually Evaluated for Impairment	[4]	1,599		2,345		2,236
Financing receivables, Ending balance	[4]	24,795		30,524		42,292
Financing receivables, individually evaluated for impairment	[4]	7,443		11,013		15,216
Financing receivables, Not individually evaluated for impairment	[4]	17,352		19,511		27,076
Non-recourse Loans | Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		1,800		8,148		9,047
Provision (Reversal)		1,134		(491)		(1,080)
Charge-offs		0		(504)		(53)
Recoveries		0		0		0
Other		17	[1]	(5,353)	[2]	234	[3]
Ending balance		2,951		1,800		8,148
Allowance for credit losses, Individually Evaluated for Impairment		2,114		1,323		7,751
Allowance for credit losses, Not Individually Evaluated for Impairment		837		477		397
Financing receivables, Ending balance		88,726		81,211		124,768
Financing receivables, individually evaluated for impairment		6,032		11,057		22,032
Financing receivables, Not individually evaluated for impairment		82,694		70,154		102,736
Other loans | Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		23,391		25,672		32,744
Provision (Reversal)		3,564		3,362		4,800
Charge-offs		(4,485)		(5,298)		(13,247)
Recoveries		222		393		593
Other		(1,613)	[1]	(738)	[2]	782	[3]
Ending balance		21,079		23,391		25,672
Allowance for credit losses, Individually Evaluated for Impairment		10,565		12,552		15,541
Allowance for credit losses, Not Individually Evaluated for Impairment		10,514		10,839		10,131
Financing receivables, Ending balance		1,063,628		996,649		965,028
Financing receivables, individually evaluated for impairment		28,883		37,422		51,793
Financing receivables, Not individually evaluated for impairment		1,034,745		959,227		913,235
Direct Financing Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		13,380		15,204		15,384
Provision (Reversal)		1,372		2,787		3,145
Charge-offs		(4,067)		(4,075)		(3,832)
Recoveries		11		13		58
Other		(159)	[1]	(549)	[2]	449	[3]
Ending balance		10,537		13,380		15,204
Allowance for credit losses, Individually Evaluated for Impairment		0		0		0
Allowance for credit losses, Not Individually Evaluated for Impairment		10,537		13,380		15,204
Financing receivables, Ending balance		1,204,024		1,190,136		1,216,454
Financing receivables, individually evaluated for impairment		0		0		0
Financing receivables, Not individually evaluated for impairment		¥ 1,204,024		¥ 1,190,136		¥ 1,216,454

[1]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to deconsolidated subsidiaries.
[2]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to deconsolidated subsidiaries. Additionally, other in non-recourse loans includes a decrease of ¥5,265 million due to the sale of controlling class interests of a certain VIE, which was formerly consolidated, to a third party and resulting in deconsolidation of that VIE.
[3]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries.
[4]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
[5]	Other includes foreign currency translation adjustments.